PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.0%
Common Stocks
Aerospace & Defense — 0.8%
HEICO Corp. (Class A Stock)	19,635	$2,668,396
Banks — 0.4%
East West Bancorp, Inc.(a)	22,311	1,238,260
Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)	11,234	2,537,648
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc.*	18,801	3,766,216
Exact Sciences Corp.*	47,232	3,202,802
Exelixis, Inc.*	118,181	2,293,893
Natera, Inc.*	46,718	2,593,784
Neurocrine Biosciences, Inc.*	24,609	2,490,923
Sarepta Therapeutics, Inc.*	11,453	1,578,567
Seagen, Inc.*	11,887	2,406,761
		18,332,946
Broadline Retail — 0.5%
Etsy, Inc.*	14,070	1,566,413
Building Products — 2.1%
Trane Technologies PLC	38,689	7,118,002
Capital Markets — 7.2%
Ares Management Corp. (Class A Stock)	44,359	3,701,315
FactSet Research Systems, Inc.	7,550	3,133,930
LPL Financial Holdings, Inc.	18,862	3,817,669
Morningstar, Inc.	9,427	1,913,964
MSCI, Inc.	9,718	5,439,067
S&P Global, Inc.	8,532	2,941,578
Tradeweb Markets, Inc. (Class A Stock)	42,474	3,356,295
		24,303,818
Commercial Services & Supplies — 2.8%
Cintas Corp.	4,690	2,169,969
Copart, Inc.*	94,259	7,089,220
		9,259,189
Communications Equipment — 1.3%
Arista Networks, Inc.*	26,725	4,486,058
Construction & Engineering — 3.6%
AECOM	28,546	2,406,999
Quanta Services, Inc.(a)	44,907	7,483,302
Valmont Industries, Inc.	6,440	2,056,163
		11,946,464
Distributors — 0.4%
Pool Corp.(a)	3,772	1,291,684
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	27,236	2,096,900
Electrical Equipment — 2.3%
AMETEK, Inc.	27,649	4,018,229
Hubbell, Inc.	14,631	3,559,869
		7,578,098
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 3.4%
Jabil, Inc.	32,643	$2,877,807
Keysight Technologies, Inc.*	19,094	3,083,299
Teledyne Technologies, Inc.*	5,837	2,611,240
Zebra Technologies Corp. (Class A Stock)*	9,213	2,929,734
		11,502,080
Energy Equipment & Services — 0.7%
TechnipFMC PLC (United Kingdom)*	164,974	2,251,895
Entertainment — 1.1%
Take-Two Interactive Software, Inc.*(a)	29,759	3,550,249
Financial Services — 1.2%
Global Payments, Inc.	18,763	1,974,618
Remitly Global, Inc.*(a)	131,181	2,223,518
		4,198,136
Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	9,521	3,245,138
Health Care Equipment & Supplies — 8.6%
Align Technology, Inc.*	8,163	2,727,585
Cooper Cos., Inc. (The)(a)	8,630	3,222,097
Dexcom, Inc.*	57,231	6,649,097
Hologic, Inc.*	39,166	3,160,696
IDEXX Laboratories, Inc.*(a)	5,870	2,935,470
Insulet Corp.*(a)	15,234	4,859,037
Novocure Ltd.*(a)	6,445	387,602
ResMed, Inc.	15,618	3,420,186
Shockwave Medical, Inc.*	6,117	1,326,349
		28,688,119
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.*(a)	38,812	2,804,167
Amedisys, Inc.*	22,017	1,619,351
Centene Corp.*	48,277	3,051,589
McKesson Corp.	6,802	2,421,852
		9,896,959
Hotels, Restaurants & Leisure — 5.5%
Aramark(a)	60,322	2,159,527
Booking Holdings, Inc.*(a)	707	1,875,254
Chipotle Mexican Grill, Inc.*	3,548	6,061,013
Domino’s Pizza, Inc.	3,864	1,274,618
Hilton Worldwide Holdings, Inc.	41,025	5,779,192
Royal Caribbean Cruises Ltd.*	18,554	1,211,576
		18,361,180
Household Durables — 1.1%
Garmin Ltd.	19,066	1,924,141
Helen of Troy Ltd.*(a)	19,260	1,832,974
		3,757,115
Insurance — 1.3%
Progressive Corp. (The)	30,570	4,373,344
IT Services — 1.4%
Globant SA*	2,786	456,932
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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
MongoDB, Inc.*(a)	18,166	$4,234,858
		4,691,790
Life Sciences Tools & Services — 4.8%
10X Genomics, Inc. (Class A Stock)*	26,473	1,476,929
Agilent Technologies, Inc.	41,495	5,740,418
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	67,129	940,477
Mettler-Toledo International, Inc.*	2,766	4,232,561
West Pharmaceutical Services, Inc.	10,699	3,706,883
		16,097,268
Machinery — 2.8%
Ingersoll Rand, Inc.	50,326	2,927,967
ITT, Inc.	37,424	3,229,691
Toro Co. (The)	29,359	3,263,546
		9,421,204
Media — 1.6%
Trade Desk, Inc. (The) (Class A Stock)*(a)	89,452	5,448,521
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	49,766	2,035,927
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.*	44,276	1,022,333
Cheniere Energy, Inc.	38,609	6,084,778
EOG Resources, Inc.	28,705	3,290,454
		10,397,565
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals PLC*	14,223	2,081,251
Royalty Pharma PLC (Class A Stock)	68,958	2,484,557
		4,565,808
Professional Services — 0.9%
Equifax, Inc.	15,745	3,193,716
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.*(a)	19,466	1,907,863
Entegris, Inc.	33,303	2,731,179
Marvell Technology, Inc.	43,174	1,869,434
Monolithic Power Systems, Inc.	4,864	2,434,626
Rambus, Inc.*	25,330	1,298,416
SolarEdge Technologies, Inc.*	9,784	2,973,847
Teradyne, Inc.(a)	15,413	1,657,051
Wolfspeed, Inc.*(a)	20,205	1,312,315
		16,184,731
Software — 14.1%
Cadence Design Systems, Inc.*	32,948	6,922,045
Clear Secure, Inc. (Class A Stock)(a)	33,298	871,409
Confluent, Inc. (Class A Stock)*(a)	100,021	2,407,505
Crowdstrike Holdings, Inc. (Class A Stock)*	33,346	4,577,072
DocuSign, Inc.*(a)	30,956	1,804,735
Five9, Inc.*	20,334	1,469,945
HashiCorp, Inc. (Class A Stock)*(a)	71,768	2,102,085
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
HubSpot, Inc.*	10,673	$4,576,049
Palo Alto Networks, Inc.*	26,874	5,367,813
Procore Technologies, Inc.*	40,039	2,507,642
Synopsys, Inc.*	19,359	7,477,414
Workday, Inc. (Class A Stock)*	13,057	2,696,793
Zoom Video Communications, Inc. (Class A Stock)*(a)	40,065	2,958,399
Zscaler, Inc.*(a)	13,703	1,600,921
		47,339,827
Specialty Retail — 4.8%
AutoZone, Inc.*	1,892	4,650,820
Burlington Stores, Inc.*	14,606	2,951,872
National Vision Holdings, Inc.*	41,720	786,005
Ross Stores, Inc.	27,613	2,930,568
Tractor Supply Co.	19,895	4,676,121
		15,995,386
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.*	8,740	3,183,021
Trading Companies & Distributors — 0.7%
Air Lease Corp.	61,307	2,413,657

Total Long-Term Investments (cost $258,095,657)		325,216,512
Short-Term Investments — 17.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	9,485,190	9,485,190
PGIM Institutional Money Market Fund (cost $49,364,599; includes $49,084,021 of cash collateral for securities on loan)(b)(wa)	49,450,855	49,426,130

Total Short-Term Investments (cost $58,849,789)		58,911,320

TOTAL INVESTMENTS—114.6% (cost $316,945,446)		384,127,832

Liabilities in excess of other assets — (14.6)%		(48,922,049)

Net Assets — 100.0%		$335,205,783

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,035,491; cash collateral of $49,084,021 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3